Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2040 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2040 Fund
Bar Chart Table:
Annual Return 2018	(8.25%)
Annual Return 2019	25.92%
Annual Return 2020	18.38%
Annual Return 2021	16.87%
Annual Return 2022	(18.54%)
Annual Return 2023	20.52%